Property, Plant and Equipment, Net	3 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net

Note 7 — Property, Plant and Equipment, Net

Details of property, plant and equipment, net as of March 31, 2026, consisted of the following:

in thousands	Useful Lives	March 31, 2026
Land	n/a	$2,942
Buildings, structures and related equipment	20 to 40	2,192
Machinery and equipment	5 to 11	1,564
Vehicles	5 to 7	135
Furniture and fixtures	5 to 11	268
Construction in progress	n/a	151
Tools and office equipment	5 to 11	305
Property, plant, and equipment, gross		7,557
Less: accumulated depreciation		(114)
Property, plant, and equipment, net		$7,443

Total depreciation for the three months ended March 31, 2026 was $0.1 million. There was no property, plant and equipment, net at December 31, 2025, prior to the Business Combination.

As of March 31, 2026, the details of property, plant and equipment, net pledged as collateral is as follows:

in thousands	Net Carrying Value	Pledged Amount	Creditor
Land, buildings, machinery and equipment	$5,830	$4,206	Industrial Bank of Korea
Land and buildings	417	228	Hana Bank